[Sutherland Letterhead]

THOMAS E. BISSET

DIRECT LINE: 202.383.0118

E-mail: thomas.bisset@sutherland.com

September 17, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Family Variable Account I Pre-Effective Amendment No. 1 to Registration Statement on Form N-6
File Nos. 333-147408; 811-10097

Commissioners:

On behalf of American Family Life Insurance Company (the “Company”) and American Family Variable Account I (the “Account”), we have attached for filing with the Securities and Exchange Commission (the “Commission”) Pre-Effective Amendment No. 1 (the “Amendment”) to the Account’s registration statement on Form N-6 for certain variable universal life insurance policies (the “Policies”). Acceleration requests from the Company and the principal underwriter also accompany the filing.

The Amendment incorporates changes made in response to comments raised by the Commission staff in a letter to Counsel for the Company dated January 14, 2008 and includes information necessary to complete the registration statement, such as financial statements and the remainder of the required exhibits. The Amendment also reflects clarifying or stylistic changes.

The following paragraphs provide the Company’s response to written comments to the initial registration statement set forth in the staff’s letter dated January 14, 2008. For the staff’s convenience, each of the staff’s comments is set forth in full below, and then the response follows.

1.	General Comments

a.	Please confirm supplementally that the contract name on the front cover page of the prospectus is and will continue to be the same as the EDGAR class identifier associated with the contract.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

Response: The Company confirms that the Policy name on the front cover page of the prospectus is and will continue to be the same as the EDGAR class identifier associated with the Policy.

b.	Please consider adding a section that briefly describes the major variations in the policy’s terms from state to state.

Response: The Company has assessed the number of state variations that would need to be disclosed on an ongoing basis, including free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders, and has determined that the list of the state variations would be extremely lengthy and confusing to Owners. In addition, state variations are constantly changing so if the Company were to disclose the variations in the prospectus, it would continuously be required to “sticker” the prospectus. Form N-6 does not require that state variations be disclosed and the Company believes that the current disclosure sufficiently alerts Owners to the fact that there are state variations among Policies and that Owners must therefore consult their own Policy for the terms that apply in their state. The Company, therefore, believes that the administrative costs involved with disclosing the state variations on an ongoing basis would greatly outweigh any potential benefits.

c.	Please explain supplementally what is the Guaranteed Minimum Death Benefit, which is mentioned throughout the prospectus.

Response: The Company has removed from the prospectus references to the Guaranteed Minimum Death Benefit Rider in response to the Commission staff comment. In addition, the Extended Benefit Protection Rider is being refiled with corrections to remove all references to a guaranteed death benefit to avoid any confusion on this point.

d.	For clarity, please consider not using the capitalized phrase “we” in the middle of a sentence.

Response: The Company respectfully declines to comply with the SEC staff comment. The term “We” along with the terms “AFLIC”, the “Company”, “Us” and “Our” are defined terms in the glossary that refer to American Family Life Insurance Company and have been capitalized to signify their status as such. The Company believes that the use of that convention in conjunction with a glossary is helpful to a reader’s understanding of the disclosure in the prospectus and Statement of Additional Information (“SAI”) and allows the disclosure to be more concise.

e.	Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the company’s guarantees under the policy or whether the company will be primarily responsible for paying out on any guarantees associated with the policy.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

Response: The Company has not entered into any such guarantee arrangements or credit support agreements with third parties and will be primarily responsible for paying out on any guarantees associated with the Policy.

2.	Policy Benefits/Risk Summary (p. 4)

a.	With regard to the Death Benefits section, please define the term “Policy Value Percentage.”

Response: In response to the Commission staff comment, the following sentence has been added to the end of the second bullet point describing Death Benefit Option 1 in the “POLICY BENEFITS/RISK SUMMARY- Death Benefit” section.

The Policy Value Percentage multiplied by the Policy Value determines the minimum death benefit required for the qualification of the Policy under Federal Tax Law.

b.	With regard to the subsection titled “Changing Death Benefit Options and Specified Amount”, please make it clear that although changing the death benefit has no charge, the policy holder may be subject to increased periodic charges resulting from such a change.

Response: In response to the Commission staff comment, the following replaces the first sentence to the “Death Benefit - Changing Death Benefit Options and Specified Amount” section of the prospectus.

You may change death benefit options once per policy year while the Policy is in force and We will not assess a charge for changing death benefit options. However, changing from Option 1 to Option 2 may increase your cost of insurance charge and therefore the Monthly Deduction.

c.	Please note in the tax risks sections that estate taxes may apply to death benefit proceeds.

Response: Appropriate disclosure has been added in response to the Commission staff comment.

3.	Fee Tables - Transaction Fees (p. 9)

a.	Please include a line item for premium taxes in the transaction fees table, if applicable.

Response: The Company does not assess a separate charge for premium taxes under the Policy. Therefore, including a line item for premium taxes in the “Transaction Fees” table section of the prospectus could be confusing and potentially misleading for Owners.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

For these reasons, the Company respectfully declines to comply with the Commission staff comment.

b.	With regard to the surrender charge, please include a footnote that states that the Specified Amount may be significantly greater than your premium payments or policy value.

Response: The Company notes that the statement “the Specified Amount may be significantly greater than your premium payments or policy value” implies that the surrender charge would be based upon the full Specified Amount or full increase in Specified Amount and would be greater than a surrender charge based on premium payments or policy value since the Specified Amount is greater than those values. That is not correct. Instead, the surrender charge under the Policy is based on an amount “per $1,000” of Specified Amount or “per $1,000” increase in Specified Amount rather than the full Specified Amount or full increase in Specified Amount. In addition, the Company does not believe that a surrender charge based on Specified Amount or an increase in Specified Amount would necessarily be greater than a surrender charge based on premium payments or policy value. For these reasons, the Company respectfully declines to comply with the Commission staff comment.

4.	Fee Tables - Periodic Charges (pp. 11-12)

a.	In the ADBIC, please disclose the figure upon which the charge is based (i.e., the amount of the accelerated payment.)

Response: Appropriate disclosure has been added in response to the Commission staff comment.

b.	In the ADBIC, please make it clear to the reader that the current Policy Loan interest rate is 8% rather than 2%.

Response: Appropriate disclosure has been added in response to the Commission staff comment.

c.	With regard to the Children’s Insurance Rider, please explain whether the $3 charge is a total charge or a charge per child.

Response: In response to the Commission staff comment, disclosure has been added to the “Periodic Charges (other than Portfolio fees and expenses)” table section of the prospectus that notes the Children’s Insurance Rider charge is for all insured children regardless of number.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

d.	With regard to the Children’s Insurance Rider, please resolve the discrepancy in fees between those disclosed in the fee table and those shown in the narrative of the prospectus (on page 46).

Response: The discrepancy in fee disclosure has been resolved.

e.	With regard to the Guaranteed Purchase Option Benefit Rider, please explain the term “Guaranteed Insurance Coverage.”

Response: A footnote has been added to the “Periodic Charges (other than Portfolio fees and expenses)” table explaining the term “Guaranteed Insurance Coverage” in response to the Commission staff comment.

5.	Annual Fund Operating Expenses (p. 13)

a.	In the narrative preceding Total Annual Fund Operating Expenses, if applicable, please disclose that some funds may also impose a short-term redemption fee.

Response: Appropriate disclosure has been added in a footnote to the “Total Annual Fund Operating Expenses” section of the prospectus in response to the Commission staff comment.

b.	Please confirm supplementally that the range of portfolio expenses reflect gross fees.

Response: The Company confirms that the range of portfolio expenses set forth in the Annual Portfolio Operating Expenses table reflects gross portfolio fees.

c.	Please conform the individual fund fee table to the standards set forth in form N-1A. For example:

i.	Please include a line item to the fee table for acquired fund fees and expenses as per Item 3, instr. 3(f)(i), if applicable.

Response: None of the Portfolios have acquired fund fees and expenses that exceed one basis point of the average net assets of the Portfolio and therefore the line item disclosure for acquired fund fees and expenses is not required pursuant to Instruction 3(f)(i) of Item 3 to Form N-1A.

ii.	Voluntary waivers may not be reflected in the annual fund fee table, but may be disclosed in a footnote to the fee table.

Response: The annual fund fee table that the Commission staff refers to in the above comment was part of footnote 25 to the “Annual Portfolio Operating Expenses” table. Since the annual fund fee table was part of footnote 25

Letter to U.S. Securities and Exchange Commission

September 17, 2008

voluntary fee waivers and reimbursements could be reflected in the table as provided for by Instruction 3(e) of Item 3 to Form N-1A. However, the Company has decided to remove the subject table from footnote 25 so that the table now immediately follows the table disclosing the minimum and maximum range of Portfolio expenses. The effect of any voluntary fee waiver or expense reimbursement arrangement has been reflected in a footnote to the subject table.

iii.	Please include a column that shows gross annual portfolio operating expenses (absent expense reimbursements or fee waiver arrangements) followed by a column showing any contractual waivers or reimbursements, followed by a column showing net annual portfolio operating expenses (which reflect contractual expense reimbursements or fee waiver arrangements).

Response: None of the Portfolios available under the Policies has a contractual expense reimbursement or fee waiver arrangement in place.

iv.	Please describe any expense reimbursements or fee waiver arrangements in a footnote to the fee table, including the term of the arrangement and whether it can be terminated at any time at the option of the portfolio. See item 3, instr. 3(e) of Form N-1A.

Response: As noted above in response to Commission staff comment 5.c.iv., none of the Portfolios available under the Policies has a contractual expense reimbursement or fee waiver arrangement in place. The Company notes, however, that footnote 25 to the Portfolio operating expenses table does state that the voluntary fee waiver arrangements reflected in that footnote may be discontinued at any time.

6.	Purchasing a Policy (p. 14)

Please supplementally explain the legal basis for any delays in issuing applications when an agent fails to timely forward an application to the insurer. See rule 22c-1(a).

Response: The purpose of the subject disclosure in the “Purchasing a Policy” section of the prospectus is simply to note that delays by agents in forwarding applications and premium payments to the Company may result in delays in the issuance of Policies and the allocation of premium payments under Policies as a result of such delays by agents. Rule 22c-1(a) under the Investment Company Act of 1940 (the “1940 Act”) does govern the processing of premium payments for variable insurance products. However, the prompt pricing requirement of Rule 22c-1, as noted in paragraph (a) of the Rule, becomes applicable only upon receipt of the premium payment. Actual receipt of the premium payment by the Company at its Home Office, as disclosed in the prospectus to the Amendment, constitutes receipt for purposes of Rule 22c-1. In that regard, delays by agents in forwarding applications and premium payments to the Company, which precede receipt by the Company of those items, do not affect in any way the Company’s processing of premium payments in compliance with Rule 22c-1.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

7.	Canceling a Policy (p. 14)

a.	Please explain whether any surrender charges are added to the policy value when calculating the free-look amount.

Response: The Company does not add surrender charges to the policy value when calculating the free-look amount. The Company also does not subtract surrender charges from the policy value when calculating the free-look amount.

b.	Please supplementally explain why M&E expenses (which are not monthly deductions) are not added to the policy value.

Response: The “Cancelling a Policy” section in the prospectus provides that upon an Owner’s exercise of the free-look right, the Company will refund an amount equal to the greater of premium payments made or the sum of: (1) the Policy Value as of the date the Company receives the returned Policy, plus; (2) any premium charges deducted, plus; (3) any Monthly Deductions charged against Policy Value; less (4) any policy loans or partial surrenders. The methodology used by the Company to calculate the free-look amount is fully consistent with the methodology used to calculate such amount as described in a letter granting no-action assurance to Fidelity Investments Variable Annuity Account I. See Fidelity Investments Variable Annuity Account I (pub. avail. Dec. 8, 1987) (the “Fidelity Letter”). In the Fidelity Letter, no-action assurance was sought to permit the forced allocation of initial premium payments to a money market subaccount for the duration of the free look period. The Fidelity Letter does not require that either previously deducted mortality and expense risk charges or investment advisory fees be added to policy value in calculating the free-look amount.

c.	Please supplementally explain why advisory fees are not added to the policy value. See “Separate Accounts Funding Flexible Premium Insurance Contracts” IC-15651 (Mar. 30, 1987).

Response: Please refer to the Company’s response to Comment 7.b. above.

8.	Modifying the Policy (p. 15)

Please disclose who must approve any changes to the policy. See item 6(c)(2) of Form N-6.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

Response: In response to the SEC staff comment, the first sentence in the “Modifying the Policy” section of the prospectus has been revised to state as follows:

Any modification or waiver of Our rights or requirements under the Policy must be in writing and authorized by Our president, one of Our vice presidents, Our secretary or Our assistant secretary.

9.	Premium Flexibility (p. 16)

a.	Please make it clear when subsequent premium payments are considered loan repayments and when they are considered subsequent premium payments.

Response: In response to the Commission staff comment, the following disclosure has been added as the fifth paragraph under the “Premium Flexibility” section of the prospectus:

While a policy loan is outstanding, We will treat any premium payment We receive in excess of the Minimum Premium as repayment of the policy loan. See “Policy Loans.”

The Company notes that premium payments that are treated as repayment of a policy loan are not subject to the Premium Charge, unlike other premium payments. In that regard, the Company is of the opinion that it will always be in the best interests of the Owner for this policy to be in place.

b.	Please clarify whether there are minimum payments that will guarantee coverage past the first five years. See item 7(a)(3) of form N-6.

Response: In response to the Commission staff comment, the following disclosure has been added as a new paragraph to the end of the “Minimum Premium Payment” section of the prospectus:

After the fifth Policy Year, the guarantee of insurance coverage associated with the payment of the Minimum Premium will no longer be available. However, if you have elected the Extended Benefit Protection Rider and pay premiums (less any loan balance and partial surrenders) equal to or in excess of the cumulative extended benefit protection premium (as identified in the Rider) prior to the Monthly Deduction Day, the Policy will not lapse even if the Surrender Value is not sufficient to cover the Monthly Deduction. The Extended Benefit Protection Rider is available only at Policy issue and for Policies under which Death Benefit Option 1 has been chosen. See the “Extended Benefit Protection Rider” for further information.

10.	Allocating Payments (p. 17)

Please supplementally explain why premiums are allocated to the money market account for 40 days when the free-look period lasts only 30 days.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

Response: As noted in the “Canceling a Policy (Free-look Right)” section of the prospectus, the free-look period begins when the Owner receives the Policy and expires at the end of the 30th day after the Owner’s receipt of the Policy. Upon mailing a Policy to an Owner, the Company deems receipt by the Owner to occur five days after mailing. Where an Owner exercises the free-look right and forwards written notice of cancellation or the Policy to the Company at the Home Office, the Company also deems the written notice of cancellation or the Policy to have been forwarded by the Owner five days prior to receipt by the Company to account for mailing.

11.	The number of accumulation units in any … (p. 18)

Please supplementally explain why M&E charges are not considered when determining the number of accumulation units in a subaccount.

Response: The mortality and expense risk charge is an asset based charge that is deducted under the Policy on a daily basis and reflected in accumulation unit value. Unlike a charge that is deducted on a periodic basis (other than daily), the deduction of the mortality and expense risk charge does not result in the cancellation of accumulation units.

12.	Accumulation Unit Value (p. 18)

a.	Please explain supplementally how M&E affects the value of accumulation units. This does not seem feasible given the fact that M&E varies depending on how long a policyholder owns a contract.

Response: Under the Policy, the Company will assess a mortality and expense risk charge on a daily basis equal to .45 percent of the average annual net assets of each Subaccount for the first fifteen Policy Years which will be reflected in the calculation of accumulation unit values. After the fifteenth Policy Year, the Company will no longer assess a mortality and expense risk charge under the Policy. Upon completion of the fifteenth Policy Year, any outstanding accumulation units representing an Owner’s Policy Value in the Subaccounts would be converted to a new and different class of accumulation units whose value would not reflect the deduction of a mortality and expense risk charge. After the fifteenth Policy Year, the Company will use only the new class of accumulation units in the calculation of Policy Value.

b.	Please supplementally explain how Administrative Charges (which are part of monthly charges) are used in determining both the number and value of accumulation units.

Response: In response to the Commission staff comment, the reference to asset-based administrative charge has been removed from the description of the net investment factor in the “Accumulation Unit Value” section of the prospectus.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

13.	Death Benefit (p. 22)

a.	Please explain more clearly whether an increase in the specified amount begins a new 14-year period with regard to the entire policy value or only to the policy value associated with the increase in specified amount. If the latter, please provide a description of this mechanism and an example.

Response: In response to the Commission staff comment, the sixth bullet point sentence under the “Increasing the Specified Amount” section of the prospectus has been revised to state as follows:

Each increase in Specified Amount will begin a 14-year period during which a surrender charge will apply to the amount of the increase in Specified Amount. For example, if the Specified Amount is increased from $250,000 to $350,000 in the sixteenth Policy Year, only the amount of the increase in Specified Amount, $100,000, will be subject to a new 14-year surrender charge period.

b.	Since policy value is reduced by partial surrenders, please explain supplementally why Option 1 death benefits are reduced again by those partial withdrawals.

Response: Under Option 1, the Death Benefit is the greater of: (1) the Specified Amount; or (2) the Policy Value (determined on the date of the Primary Insured’s death) multiplied by the applicable Policy Value Percentage. Under the Policy, the Specified Amount is not reduced by the amount of any partial surrender. However, if the Option 1 death benefit were in effect and the death benefit proceeds payable were based on the Specified Amount, the amount of the partial surrender would be deducted from the death benefit proceeds payable. On the other hand, if the Option 1 death benefit were in effect but the death benefit proceeds payable were based on the Policy Value, not the Specified Amount, the amount of the partial surrender would not be deducted from the death benefit proceeds payable.

c.	Please clarify the circumstances under which redemptions from the fixed account will be delayed for six months.

Response: The Company has the unilateral right under the Policy to delay redemptions from the fixed account for up to six months. It is a fairly well-established industry practice for such right to be reserved in the policy form for a variable insurance product and not be qualified or limited in any manner. Such is the case for the Policy. For those reasons, the Company respectfully declines to comply with the Commission staff comment.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

14.	Accelerated Death Benefit (p. 23)

a.	Please disclose, in general terms, the portion of the death benefit that may be available as an accelerate payment.

Response: The disclosure requested by the Commission staff has been added as the last paragraph under the “Accelerated Death Benefit” section of the prospectus.

b.	Please explain supplementally whether taking the death benefit early has the effect of decreasing the net amount at risk.

Response: An accelerated death benefit payment is treated similar to a policy loan in so far as the accelerated death benefit payment and any interest accruing thereon may be repaid in full or in part while the Policy is in force. Like a policy loan, an accelerated death benefit payment does not affect the Specified Amount or Policy Value, and therefore does not affect the net amount at risk.

c.	Please include a cross-reference to the description of the rider on page 45.

Response: An appropriate cross-reference has been added in response to the Commission staff comment.

15.	Transfers (p. 27)

Please explain supplementally what the basis is for approving more than 12 transfers in a given year for Oregon policies.

Response: The Insurance Department for the State of Oregon requires the Company to approve each transfer after the twelfth transfer in a Policy Year for Policies issued in the State of Oregon as a condition for sale of the Policy in the state. It is our understanding that the Insurance Department believes that subjecting such transfers to Company approval may help reduce market timing activity.

16.	Loans (p. 31)

Please clarify in this section what interest do amounts in the Loan Account earn.

Response: The following sentence has been added to the third bullet point under the “Policy Loan Conditions” section of the prospectus in response to the Commission staff comment:

Currently, We credit amounts held in the Policy Loan Account with an effective annual rate of interest of 8% for Preferred Policy Loans and an effective annual rate of interest of 6% for Non-Preferred Policy Loans.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

17.	Lapse (p. 32)

Please explain supplementally whether insurance proceeds are also reduced by any M&E owed on the policy.

Response: Because the mortality and expense risk charge is an asset-based charge deducted daily and reflected in Subaccount accumulation unit values, the charge would be reflected in the amount of any insurance proceeds payable where the proceeds payable would be based, at least in part, on Policy Value. If the insurance proceeds payable represent only the Specified Amount (assuming Option 1 is in effect), the mortality and expense risk charge would not be reflected in the proceeds payable. In either case, the insurance proceeds payable under the Policy would not then be reduced by a separate deduction for the mortality and expense risk charge.

18.	Reinstatement (p. 32)

a.	Please explain whether past due charges must also be repaid upon reinstatement.

Response: The Company requires the payment of any past due administrative charge for reinstatement of the Policy only if the Policy lapses in the first five Policy Years. Disclosure to that effect has been added to the “Reinstatement” section of the prospectus.

b.	By “payment of policy loan interest due,” does that refer to interest due during the 61-day grace period, or does it refer to interest accrued since the policy terminated.

Response: Policy loan interest is payable by the Owner in arrears for the prior Policy Year and is due on the Policy Anniversary. In that regard, policy loan interest would only be due upon reinstatement if the Policy lapsed on a Policy Anniversary.

19.	The Variable Account (p. 34)

Please state more plainly what the following phrase means “. . . assets exceed the required reserves and other liabilities”. (i.e., assets that exceed the aggregate policy value for all policies funded by the account.)

Response: In response to the Commission staff comment, the Company has replaced the fifth sentence in the first bullet point paragraph under “The Variable Account” section of the prospectus with the following:

If the Variable Account’s assets exceed the reserves We are required to maintain under state insurance law on behalf of the Variable Account and any other liabilities arising from policies funded by the Variable Account, We may transfer the excess to Our general account.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

20.	Charges and Deductions (p. 38)

a.	Please be sure to describe all charges as per item 5(a) of Form N-6. (e.g., illustration fee, premium taxes, and portfolio expenses - the possibility of redemption fees.)

Response: The Company notes that it does not deduct a separate charge for premium taxes under the Policy and that the “Portfolio Expenses” section of the prospectus discloses that management fees and other expenses are deducted by the Portfolios. The Company has added disclosure to the “Portfolio Expenses” section of the prospectus noting that some underlying portfolios may impose redemption fees. The Company has also added disclosure describing the illustration fee in the “Charges and Deductions” section of the prospectus.

b.	Please provide examples of the cost of insurance calculations relating to the death benefits.

Response: An example demonstrating the calculation of the cost of insurance charge for each death benefit option has been added to the “Cost of Insurance Rates” section of the prospectus.

21.	Accelerated Death Benefit (p. 45)

a.	Please confirm supplementally that the Accelerated Death Benefit is not considered a partial surrender.

Response: The Company does not treat an Owner’s exercise of the Accelerated Death Benefit as a partial surrender under the Policy. In that regard, the Company does not assess either a partial surrender charge or a surrender charge when an Owner exercises the Accelerated Death Benefit.

b.	Please consider explaining, in general terms, when a policy loan might be preferable and when the accelerated death benefit might be preferable.

Response: The Company respectfully declines to comply with the Commission staff recommendation. The Company believes that the determination of whether a policy loan or an accelerated death benefit payment may be preferable would be a very fact specific undertaking based upon the individual circumstances of the Owner and Insured, and as such, would not be comfortable with any broad statements or conclusions in that regard in the prospectus.

c.	Where you disclose that there is no charge for the rider, please qualify that statement by stating that interest is charged against the amount of the accelerated payment.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

Response: In response to the Commission staff comment, the following statement has been added to the end of the “Operation of the ACDB Rider” section of the prospectus:

However, We will assess an interest charge against the amount of any accelerated death benefit payment. See the accelerated death benefit interest charge in the “Periodic Charges (other than Portfolio fees and expenses)” table section of the prospectus for more information on the rate of interest We may assess.

d.	Please explain supplementally whether there are any benefits of adding the rider early versus adding the rider once the investor is diagnosed as terminally ill. Also, please supplementally explain why one would want to terminate a rider that has no charge. Finally, please explain whether, once terminated, the rider can be elected again.

Response: The Company is not aware of any benefit that an Owner or Insured would derive from adding the Accelerated Death Benefit Rider early versus adding the rider once the Insured is diagnosed as terminally ill. With regard to the Commission staff’s request for an explanation as to why an Owner would terminate a rider that has no charge, the Company is not in a position to speculate as to the reasons an Owner would take such action. Notwithstanding this, the Company affords Owners the option to do so under the Accelerated Death Benefit Rider should they so choose.

Lastly, if the Accelerated Death Benefit Rider was terminated as a result of the termination of the Policy, the Owner may add the Rider upon reinstatement of the Policy. Disclosure to that effect has been added to the end of the “Termination of the ACDB Rider” section of the prospectus.

22.	Accidental Death Benefit Rider (p. 46)

Please explain whether this rider requires additional evidence of insurability.

Response: The Company does not require additional evidence of insurability for the election of the Accidental Death Benefit Rider. Disclosure to that effect has been added to the end of the “Accidental Death Benefit Rider” section of the prospectus.

23.	Additional Insured Rider (p. 46)

a.	Please define the term “Base Policy.”

Response: In response to the Commission staff comment, the Company has replaced the term “Base Policy” with “Policy.”

b.	Please explain whether there is any limit on the number of additional insureds.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

Response: The insurance coverage under an Additional Insured Rider is available to only one additional insured. A separate Additional Insured Rider may be issued for the Primary Insured, the spouse of the Primary Insured or each adult child of the Primary Insured. Disclosure to that effect has been added to the “Additional Insured Rider” section of the prospectus.

24.	Cost of Living Adjustment Rider (p. 47)

a.	Please explain the terms “total adjustment amount,” “special underwriting class,” and “COI.”

Response: The term “total adjustment amount” has been replaced with the term “all adjustments” and the term “COI” has been replaced with the term “cost of insurance.” An explanation of the term “special underwriting class” has also been added to the “Cost of Living Adjustment Rider” section of the prospectus.

b.	Please clarify what is meant by saying the adjustment is “based” on COI. Also, please clarify what adjustment is made if the amount determined is below or above the specified limits.

Response: The Company notes that the “Cost of Living Adjustment Rider” section to the prospectus provides that the adjustment to the Specified Amount is based on the Consumer Price Index, not COI as noted in the Commission staff comment. The Company also notes that if the potential adjustment would be less than the minimum adjustment amount permitted under the rider, no adjustment would be made to the Specified Amount. If the potential adjustment would exceed the maximum single adjustment amount permitted under the rider, the adjustment to the Specified Amount would be limited to the maximum single adjustment amount. Disclosure to that effect has been added to the “Cost of Living Adjustment Rider” section to the prospectus.

c.	The SAI notes that an owner can reject an adjustment but that doing so can terminate the rider. Please note this in the prospectus.

Response: The Company notes that the first sentence in the second paragraph in the “Cost of Living Adjustment Rider” section to the prospectus states that “The Owner can reject any adjustment, but doing so will cause the Rider to terminate if the Primary Insured is over age 18.”

25.	Guaranteed Purchase Option Benefit Rider (pp. 47-48)

a.	Please explain whether the limits on the amount of extra insurance purchased is an aggregate limit or does the limit apply to each increase.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

Response: The limits on the amount of extra insurance that may added under the Guaranteed Purchase Option Benefit Rider apply to each increase in insurance coverage. Disclosure has been added to the “Guaranteed Purchase Option Benefit Rider” section of the prospectus to clarify this point.

b.	Please explain the term “guaranteed insurance benefit.”

Response: Appropriate disclosure has been added to the “Guaranteed Purchase Option Benefit Rider” section of the prospectus to explain the term “guaranteed insurance benefit.”

26.	Waiver of Monthly Deductions Rider (p. 48)

a.	Please provide a general description of a total disability.

Response: In response to the Commission staff comment, the following sentence has been added as the second sentence in the first paragraph under the “Waiver of Monthly Deductions Rider” section of the prospectus:

In general, a total disability involves a bodily injury or disease that prevents the Primary Insured from performing the material and substantial duties of his or her occupation.

b.	Please resolve the inconsistency between the language that states the rider lasts until the end of one’s disability or age 100 and the language that states that the rider terminates when the primary insured reaches age 60.

Response: In response to the Commission staff comment, the following parenthetical has been added after the phrase “age 100” in the first sentence under the “Waiver of Monthly Deductions Rider” section of the prospectus:

(assuming total disability occurs before Attained Age 60)

c.	The prospectus states that this rider carries an increased cost of insurance. Please confirm that this increase is the cost specified in the fee table.

Response: The Company confirms that the increased cost of insurance is the fee specified in the “Periodic Charges (other than Portfolio fees and expenses)” table for the Waiver of Monthly Deductions Rider.

d.	The prospectus states that this rider and the Credit of Specified Premium Rider cannot be simultaneously elected. Please note this as a footnote to the Rider Fee Table.

Response: The footnote requested by the Commission staff has been added to the “Periodic Charges (other than Portfolio fees and expenses)” table.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

27.	Statement of Additional Information

a.	Please provide the date and form of organization of the registrant as per Item 16(b) of Form N-6.

Response: The Company has modified the first sentence in the first paragraph under “The Variable Account” section of the prospectus and added a new second sentence to that paragraph to provide the required disclosure. The first two sentences of the subject paragraph read as follows:

We established American Family Variable Account I as a separate investment account under Wisconsin law on August 7, 2000. The Variable Account is registered with the SEC as a unit investment trust separate account.

b.	A large portion of the information in the SAI seems to repeat information in the prospectus. Please clarify supplementally why the information is repeated. See items 19(a), 22 and 23 of Form N-6.

Response: In response to the Commission staff comment, the Company has removed the discussion of supplemental benefit riders from the SAI. The Company, however, believes that information in the SAI regarding policy loans and lapse supplements the information regarding those items in the prospectus, and as such has retained that information in the SAI.

28.	References to NASD

Please update any references to the NASD (to FINRA), as applicable.

Response: The Company has complied with the Commission staff comment.

29.	Powers of Attorney

Please update the Powers of Attorney so they specifically describe this registration statement by name or by ‘33 Act file number as per Rule 483(b).

Response: The Company has complied with the Commission staff comment.

30.	Items Incorporated By Reference

For each exhibit the Registrant seeks to include through incorporation by reference, please identify the exhibit number of the incorporated document that is being referenced.

Response: The Company believes it would be overly burdensome to include exhibit numbers for each exhibit that is incorporated by reference into the Amendment nor is it required. In that regard, Rule 411 under the Securities Act of 1933 (the “1933 Act”)

Letter to U.S. Securities and Exchange Commission

September 17, 2008

stipulates that “[i]nformation incorporated by reference shall be clearly identified in the reference by page, paragraph, caption, or otherwise. If the information is incorporated by reference to a previously filed document, the file number of such document shall be included.” The Company clearly identifies each exhibit that is incorporated by reference by including the previously filed document’s pre-effective or post-effective number, the 1933 Act file number, and the filing date. The Company believes that each exhibit that is incorporated by reference is clearly identifiable and, as such, the administrative costs involved with including the exhibit numbers outweigh any potential benefits.

31.	Financial Statements, Exhibits, and Other Information

Please confirm that the financial statements and exhibits will be filed by a pre-effective amendment to the registration statement.

Response: The Company confirms that the required financial statements and remainder of the required exhibits have been included as part of the Amendment.

32.	Tandy Representation

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant is in possession of all facts relating to the registrant’s disclosure, it is responsible for the accuracy and adequacy of the disclosures it has made.

Notwithstanding our comments, in the event the registration requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

Letter to U.S. Securities and Exchange Commission

September 17, 2008

We will consider a written request for acceleration of the effective date of the registration statement as confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.

Response: The Company has provided the “Tandy” representations requested by the Commission staff in a separate letter filed as correspondence to the Amendment.

*    *    *

We believe that the Amendment is complete and responds to all Commission staff comments. We respectfully request that the staff review these materials as soon as possible. As noted above, requests for acceleration from the Company, on behalf of the Account, and the principal underwriter accompany the Amendment and request acceleration of the effective date of the Amendment to October 10, 2008.

If you have any questions regarding this letter or the enclosed Amendment, please contact the undersigned at (202) 383-0118. We greatly appreciate the staff’s efforts in assisting the Company with this filing.

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

cc:	Michael Kosoff, Esq.
Rose Detmer, Esq.